Net Income (Loss) Attributable to Common Stockholders Per Share - 10-Q (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended			12 Months Ended								66 Months Ended	102 Months Ended	108 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2003	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012
Computations of net income (loss) per share [Abstract]
Numerator for basic and diluted et income (loss) per share - net (loss) income attributable to common stockholders	$ (3,319)	$ (13,970)	$ (960)	$ 2,898	$ (7,029)	$ (5,945)	$ (6,715)	$ (6,505)	$ (6,435)	$ (8,268)	$ (4,131)	$ (1,032)	$ (19,061)	$ (25,600)	$ (29,845)	$ (42,393)	$ (30,988)	$ (20,873)	$ (9,627)	$ (2,438)	$ (107,351)	$ (181,857)	$ (190,125)
Denominator for basic net income (loss) attributable to common stockholders per share - weighted-average common shares outstanding (in shares)	2,373,000			2,349,000						2,371,000	1,930,000
Effect of dilutive securities:
Dilutive potential common shares (in shares)	0			48,000						0	0
Denominator for diluted net income (loss) attributable to common stockholders per share - weighted-average number of common shares outstanding and dilutive potential common shares (in shares)	2,373,000			2,397,000						2,371,000	1,930,000
Basic net income (loss) attributable to common stockholders per share (in dollars per shares)	$ (1.4)			$ 1.23						$ (3.49)	$ (2.14)
Diluted net income (loss) attributable to common stockholders per share (in dollars per share)	$ (1.4)			$ 1.21						$ (3.49)	$ (2.14)
Antidilutive securities excluded from computation of earning per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)													0	0	81,954,127
Shares underlying warrants outstanding [Member]
Antidilutive securities excluded from computation of earning per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	1,064,616,000			1,064,616,000						1,064,616,000	1,064,616,000		1,064,616,000	11,435,000	160,544,000
Shares underlying options outstanding [Member]
Antidilutive securities excluded from computation of earning per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	250,993,000			124,567,000						250,993,000	151,753,000		174,874,000	137,898,000	71,366,000
Unvested restricted stock [Member]
Antidilutive securities excluded from computation of earning per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	75,844,000			0						75,844,000	22,295,000		13,988,000	0	432,000
Stock Options [Member]
Effect of dilutive securities:
Effect of dilutive securities (in shares)	0			20,000						0	0
Restricted Stock [Member]
Effect of dilutive securities:
Effect of dilutive securities (in shares)	0			28,000						0	0